OPTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
OPTIONS.
OPTIONS

NOTE 5: OPTIONS

As of March 31, 2014 and December 31, 2013, the Company has 8,712,350 and 4,485,250 options issued and outstanding, respectively.

	Number of Options	Wtd Avg. Exercise Price	Wtd Avg. Remaining Term	Intrinsic Value
Outstanding at December 31, 2013	4,485,250	$0.38	3.96	$99,070

Granted	4,327,100	0.43	5.17	—
Less Exercised	100,000	0.25	—	—

Outstanding at March 31, 2014	8,712,350	$0.41	4.31	$489,225

The options were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 2.67 to 2.88 years, expected volatility of 100%, risk free interest rate of 1.54% to 1.76%, and expected dividend yield of 0%.

On January 27, 2014, the Company awarded 1,500,000 options, one third of which vested immediately, one third upon the Company reporting a minimum of $10 million in annualized revenues by the 2nd anniversary and one third upon the Company reporting a minimum of $20 million in annualized reveunes by the 3rd anniversary from the grant date, with an exercise price of $0.40 per share and an expiration date of January 27, 2019. The fair value on the grant date of the options was $274,463 and the option expense for three months ended March 31, 2014 was determined to be $91,488.

On February 17, 2014, the Company awarded 55,000 options, which vest over three years, with an exercise price of $0.305 per share and an expiration date of February 17, 2019. The fair value on the grant date of the options was $9,752 and the option expense for three months ended March 31, 2014 was determined to be $582.

On March 3, 2014, the Company awarded 250,000 options, of which 20% vested immediately and 20% vest every 90 days thereafter, with an exercise price of $0.40 per share and an expiration date of March 3, 2019. The fair value on the grant date of the options was $37,805 and the option expense for three months ended March 31, 2014 was determined to be $7,561.

On March 24, 2014, the Company awarded 1,522,100 options, which vest over three years,with the exception of 200,000 options issued to one individual that vested immediately upon grant. The options have an exercise price of $0.45 per share and an expiration date of March 24, 2019. The value on the grant date of the options was $675,775 and the option expense for three months ended March 31, 2014 was determined to be $60,501.

On March 28, 2014, 100,000 options were exercised in a cashless manner and 49,496 shares of common stock were issued.

For the three months ended March 31, 2014 expense amortized for options issued prior to January 1, 2014 was $146,002.

For the three months ended March 31, 2014 and 2013, stock compensation expense related to the options totaled $306,134 and $86,006, respectively. For the three months ended March 31, 2014 and 2013, stock compensation expense related to the options, warrants and performance stock units totaled $807,356 and $86,006, respectively. The total stock compensation expense related to the options, warrants and performance stock units to be amortized through March 2017 is $2,402,590 as of March 31, 2014.

NOTE 11: OPTIONS

As at December 31, 2012 and 2013, the Company has 2,820,000 and 4,485,250 options issued and outstanding. There were no options outstanding and no option activity prior to December 2012.

On December 19, 2012, the Company issued 2,820,000 options for the initial option grant. Prior to this issuance there had been no option grants. This tranche of options vest over 2 years at exercise price of $0.25 and expire on December 19, 2017. The options were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 3.25 years, expected volatility of 250%, date of issue risk free interest rate of 0.39%, and expected dividend yield of 0%. The value on the grant date of the options was $687,953 and the option expense for December 31, 2013 and 2012 was determined to be $377,121 and $11,309. As of December 31, 2013, 184,750 options have been exercised from this tranche of options.

The Company issued 400,000 options on May 10, 2013, which vest 50% on grant date and 12.5% every 90 days thereafter, have an exercise price of $1.00 per share, and expire on May 9, 2016. The options were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 1.42 years, expected volatility of 100%, risk free interest rate of 0.82%, and expected dividend yield of 0%. The value on the grant date of the options was $152,067 and the option expense for December 31, 2013 and 2012 was determined to be $124,987 and $0. As of December 31, 2013, no options have been exercised from this tranche of options.

On July 29, 2013, the Company issued 350,000 options, which vest 50% on July 29, 2014 and 50% on July 29, 2015, have an exercise price of $0.35 and expire on July 29, 2018. The options were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 2.67 years, expected volatility of 100%, risk free interest rate of 0.82%, and expected dividend yield of 0%. The value on the grant date of the options was $72,311 and the option expense for December 31, 2013 and 2012 was determined to be $15,354 and $0. As of December 31, 2013, no options have been exercised from this tranche of options.

On August 20, 2013, the Company issued 300,000 options, which vest 50% in February 2014 and 50% in August 2014, have an exercise price of $0.40 and $0.50 and expire on August 20, 2018. The options were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 2.88 years, expected volatility of 100%, risk free interest rate of 0.82%, and expected dividend yield of 0%. The value on the grant date of the options was $67,928 and the option expense for December 31, 2013 and 2012 was determined to be $24,752 and $0. As of December 31, 2013, no options have been exercised from this tranche of options.

On August 20, 2013, the Company issued 700,000 options, which vest 50% immediately and 12.5% every 90 days thereafter, have an exercise price of $0.50. Out of the 700,000 options, 100,000 expire on August 20, 2016 and the rest 600,000 expire on August 20, 2018. The options were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 1.75 years for the options expiring in 2016 and expected term of 2.88 years for the options expiring in 2018, expected volatility of 100%, risk free interest rate of 0.82%, and expected dividend yield of 0%. The value on the grant date of the options was $147,441 and the option expense for December 31, 2013 and 2012 was determined to be $100,583 and $0. As of December 31, 2013, no options have been exercised from this tranche of options.

On December 13, 2013, the Company issued 100,000 options, which vest 50% immediately and 12.5% every 90 days thereafter, have an exercise price of $0.50 and expire on December 13, 2018. The options were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 1.42 years, expected volatility of 100%, risk free interest rate of 0.82%, and expected dividend yield of 0%. The value on the grant date of the options was $11,180 and the option expense for December 31, 2013 and 2012 was determined to be $5,590 and $0. As of December 31, 2013, no options have been exercised from this tranche of options.

	Number of	Wtd Avg.
	Shares	Exercise Price
None outstanding at December 31, 2011	—	—

Granted	2,820,000	0.25

Outstanding at December 31, 2012	2,820,000	0.25

Granted	1,850,000	$0.57
Exercised	184,750	0.25

Outstanding at December 31, 2013	4,485,250	$0.38

As of December 31, 2013 and 2012 the outstanding options had a weighted average remaining term and intrinsic value of 3.96 and 4.97 years and $99,070 and $0, respectively.

Outstanding and Exercisable Options

Average Exercise Price	Number of Shares	Remaining Average Contractual Life (in years)	Exercise Price times number of Shares	Weighted Average Exercise Price	Intrinsic Value
$0.25	4,485,250	3.96	$1,716,313	$0.38	$99,070
	4,485,250		$1,716,313	$0.38	$99,070

The options were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 1.42 through 3.25 years, expected volatility of 100% through 250%, date of issue risk free interest rates, and expected dividend yield of 0%. The expensed amount for options for December 31, 2013 and 2012 was determined to be $648,387 and $11,309.